Financial assets designated and otherwise mandatorily measured at fair value through profit or loss - Summary (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	£ 284,041	£ 308,255
Designated at fair value
Disclosure of financial assets [line items]
Financial assets	9,417	19,068
Securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	5,739	16,027
– debt securities, treasury and other eligible bills | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	515	2,131
– equity securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	5,224	13,896
Loans and advances to banks and customers | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,874	2,814
Other | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	£ 804	£ 227